Cover	Nov. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 28, 2025
Entity File Number	001-33560
Entity Registrant Name	CAPSTONE HOLDING CORP.
Entity Central Index Key	0000887151
Entity Tax Identification Number	86-0585310
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5141 W. 122nd Street
Entity Address, City or Town	Alsip
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60803
City Area Code	708
Local Phone Number	371-0660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0005 per share
Trading Symbol	CAPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false